Other operating income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Government grant (Note 25)	[1]	$ 15,387	$ 15,854	$ 18,942
Other		1,872	4,353	1,011
Total		$ 17,259	$ 20,207	$ 19,953

[1]	Corresponds to government grant for the development of airport infrastructure in Group A (operated by AA2000) of the National Airport System. There are no unfulfilled conditions or other contingencies attaching to these grants. The group did not benefit directly from any other forms of government assistance.